Provisions (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation	₩ 10,143,245
Interest expense	(3,348,504)	₩ 389,080	₩ 320,209
Lease termination	(1,194,651)	(572,622)	(1,009,424)
Lease modification	190,705	(1,603,440)	(45,282)
Site restoration [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year	609,951	674,148	711,086
Changes in scope of consolidation	23,994
Provisions made during the year	10,352	12,578	26,833
Interest expense	12,578	16,755	17,195
Lease termination	(134,142)	(49,842)	(78,722)
Lease modification	(676)	(18,419)	(2,244)
Provisions used during the year	(18,300)	(25,269)
Ending of the year	503,757	609,951	674,148
Litigation Provision [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year
Ending of the year	720,628
Additional Provisions	720,628
Loss Provision [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year
Ending of the year	1,130
Additional Provisions	₩ 1,130